Other Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Apr. 27, 2020	Dec. 31, 2019
Other Liabilities [Line Items]
Accrued compensation and benefits	$ 142,136	$ 123,335		$ 136,645
Long term liabilities	141,910	134,178		146,297
Letter of credit			$ 200,000
Fair value adjustment loss	7,200
Maximum potential payment outcomes	286,200
Other accrued expenses	$ 121,758	$ 141,467		128,835
Income tax examination, description	The CARES Act (as further described in Note 15, Income Taxes) provides for deferred payment of the employer portion of social security taxes between March 27, 2020 and December 31, 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022.
Deferred tax liabilities	$ 489,054			506,135
Accounts Payable [Member]
Other Liabilities [Line Items]
Deferred tax liabilities	24,000
Other Long Term Liabilities [Member]
Other Liabilities [Line Items]
Deferred tax liabilities	24,000
Surety Bond [Member]
Other Liabilities [Line Items]
liabilities for unpaid claims and adjustments expense	7,500
Letter of Credit [Member]
Other Liabilities [Line Items]
Letter of credit	60,700			63,500
Unsecured Loan [Member]
Other Liabilities [Line Items]
Other accrued expenses	4,000
Worker's Compensation Programs [Member]
Other Liabilities [Line Items]
Unpaid liability	56,200			55,900
Accrued compensation and benefits	25,600			26,200
Long term liabilities	$ 30,600			$ 29,700